Time charter revenues and related contract balances - Allocation of consolidated receivables between lease and service (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Time charter revenues and related contract balances
Trade receivable for lease	$ 5,408	$ 2,898
Trade receivable for time charter services	3,380	2,658
Total trade receivable and amounts due from affiliates	$ 8,788	$ 5,556